DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value by Balance Sheet Location (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities
Derivative [Line Items]
Gross liability	$ (9,328)	$ (800)
Accrued Liabilities | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Gross liability	0
Accrued Liabilities | Bunker fuel hedges
Derivative [Line Items]
Gross liability	(3,396)	0
Accrued Liabilities | Interest rate swap contracts:
Derivative [Line Items]
Gross liability	0	0
Other Assets
Derivative [Line Items]
Gross asset	59,104	10,102
Other Assets | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Gross asset	0
Other Assets | Bunker fuel hedges
Derivative [Line Items]
Gross asset	0	0
Other Assets | Interest rate swap contracts:
Derivative [Line Items]
Gross asset	59,104	10,102
Other Receivables, net
Derivative [Line Items]
Gross asset	1,366	3,408
Other Receivables, net | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Gross asset	4
Other Receivables, net | Bunker fuel hedges
Derivative [Line Items]
Gross asset	0	1,023
Other Receivables, net | Interest rate swap contracts:
Derivative [Line Items]
Gross asset	0	0
Designated as Hedging Instrument | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross liability	(5,726)	(222)
Designated as Hedging Instrument | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross asset	0	0
Designated as Hedging Instrument | Other Receivables, net | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross asset	490	2,183
Non-designated cash flow hedges | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross liability	(206)	(578)
Non-designated cash flow hedges | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross asset	0	0
Non-designated cash flow hedges | Other Receivables, net | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross asset	$ 872	$ 202